Consolidated Balance Sheets - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash	$ 148,277	$ 735,814	$ 106,809
Prepaid expenses	630,074	841,637
Other receivable			15,000
Franchise tax receivable	125,068	125,068
Total current assets	903,419	1,702,519	121,809
Total assets	903,419	1,702,519	121,809
Current liabilities
Accounts payable	437,761	16,487	11,844
Accrued liabilities	196,031	37,252	88,350
Excise tax payable	2,348,302	2,348,302
Financing payable	470,192	663,582
Earnout shares and sponsor earnout shares liability	13,802	1,053,084
Warrant liability	1,715,858	1,950,053
Total current liabilities	6,886,108	7,559,310	1,086,383
Convertible notes payable, net of discount	3,058,601	2,934,543
Total liabilities	9,944,709	10,493,853	1,086,383
Commitments and contingencies
Mezzanine equity
Series C preferred stock, $0.001 par value, 8,500,000 shares authorized, 7,500,000 shares issued and outstanding	71,809,025	71,809,025	750
Stockholders’ deficit
Common stock, $0.0001 par value, 490,000,000 shares authorized, 12,476,780 and 12,455,252 shares issued and outstanding as of March 31, 2025 and December 31, 2024, respectively	1,248	1,246	350
Additional paid-in capital	13,284,910	13,226,787	2,697,132
Accumulated deficit	(94,136,473)	(93,828,392)	(3,662,806)
Total stockholders’ deficit	(80,850,315)	(80,600,359)	(965,324)
Total liabilities, mezzanine equity and stockholders’ deficit	903,419	1,702,519	121,809
Related Party [Member]
Current liabilities
Accrued interest payable to related party	93,471	79,859	22,064
Convertible notes payable - related party, net of discount	35,000	35,000
Note payable - related party, net of discount	$ 1,575,691	$ 1,375,691	$ 964,125